N-2 - USD ($)		Apr. 28, 2023	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001804288
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-237012
Investment Company Act File Number		811-23545
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		3
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		3
Entity Registrant Name		Stone Ridge Longevity Risk Premium Fixed Income Trust 79M
Entity Address, Address Line One		ONE VANDERBILT AVENUE
Entity Address, Address Line Two		65TH FLOOR
Entity Address, City or Town		NEW YORK
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
City Area Code		855
Local Phone Number		609-3680
Delayed or Continuous Offering		true
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		May 01, 2023
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses:

Maximum Sales Load (as a percentage of the offering price) (1)	1.00%

(1)
The Distributor will act as the distributor of the shares on a best efforts basis, subject to various conditions. The Fund may be offered through Selling Agents that have entered into selling agreements with the
Distributor
. Selling Agents typically receive the sales load with respect to the shares sold by them. The Distributor will not retain any portion of the sales load. The shares are sold subject to a maximum sales load of up to 1.00%. The Selling Agents may, in their sole discretion, reduce or waive the sales load. Investors should direct any questions regarding any reductions or waivers of the sales loads to the relevant Selling Agent.

Sales Load [Percent]	[1]	1.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (as a percentage of net assets attributable to the shares) (2)
Management Fees (3)	0.60%
Other Expenses (4)	0.00%

Total Annual Fund Operating Expenses	0.60%

(2)
Amount assumes that the Fund sells $
80,000,000
 worth of shares in this offering and that the Fund’s net offering proceeds from those sales equal $
80,000,000
. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $
80,000,000
 worth of shares.

(3)
Management Fees include fees payable to the Adviser for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Feeder Funds (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.60% of the Master Fund’s average daily total assets less total liabilities, other than any liability represented by outstanding preferred shares. The Unified Management Fee is allocated each day between the Feeder Funds based on the percentage of the total number of shares (adding together common and preferred shares) of the Master Fund held by the applicable Feeder Fund. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management of the Fund — The Adviser” for an explanation of the Unified Management Fee. Only the Management Fee of the Fund is shown. Under the Master Fund’s management agreement, the Adviser is entitled to receive a management fee at the annual rate of 0.60% of the Master Fund’s average daily total assets less total liabilities, other than any liability represented by outstanding preferred shares, as payment for its advisory, supervisory and administrative services to the Master Fund; however, the Adviser has contractually agreed to waive each month the portion of the Master Fund’s management fee attributable to the assets of the Fund invested in the Master Fund to an annualized rate of 0.00% for so long as the Fund invests substantially all of its assets in the Master Fund. This fee waiver may only be modified by the mutual consent of the Adviser and the Master Fund, including a majority of the trustees of the Master Fund who are not “interested persons” of the Master Fund (as defined in the 1940 Act). The Management Fee relating to the Fund shown above is estimated for the Fund’s current fiscal year.

(4)
Other Expenses are based on estimated amounts for the Fund’s current fiscal year and include the Fund’s pro rata share of the Master Fund’s fees and other expenses, including, without limitation, transaction costs, financing costs and other expenses. Please see “Management of the Fund — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee. The estimated amount also assumes the Feeder Funds sell $4,000,000,000 worth of their shares.

Management Fees [Percent]	[2],[3]	0.60%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2],[4]	0.00%
Total Annual Expenses [Percent]	[2]	0.60%
Expense Example [Table Text Block]
Example.
The following Example is intended to help investors understand the various costs and expenses that investors, as holders of shares, would bear directly or indirectly. The Example assumes that an investor invests $1,000 in shares of the Fund for the time periods indicated. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. The Example should not be considered a representation of the Fund’s future expenses. Although an investor’s actual costs may be higher or lower, based on these assumptions an investor’s costs would be:

1 Year	3 Years	5 Years	10 Years
$16	$29	$43	$84

Expense Example, Year 01		$ 16
Expense Example, Years 1 to 3		29
Expense Example, Years 1 to 5		43
Expense Example, Years 1 to 10		$ 84
Basis of Transaction Fees, Note [Text Block]	[1]	as a percentage of the offering price
Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the Fund’s current fiscal year and include the Fund’s pro rata share of the Master Fund’s fees and other expenses, including, without limitation, transaction costs, financing costs and other expenses. Please see “Management of the Fund — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee. The estimated amount also assumes the Feeder Funds sell $4,000,000,000 worth of their shares.
Management Fee not based on Net Assets, Note [Text Block]	Management Fees include fees payable to the Adviser for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Feeder Funds (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.60% of the Master Fund’s average daily total assets less total liabilities, other than any liability represented by outstanding preferred shares. The Unified Management Fee is allocated each day between the Feeder Funds based on the percentage of the total number of shares (adding together common and preferred shares) of the Master Fund held by the applicable Feeder Fund. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management of the Fund — The Adviser” for an explanation of the Unified Management Fee. Only the Management Fee of the Fund is shown. Under the Master Fund’s management agreement, the Adviser is entitled to receive a management fee at the annual rate of 0.60% of the Master Fund’s average daily total assets less total liabilities, other than any liability represented by outstanding preferred shares, as payment for its advisory, supervisory and administrative services to the Master Fund; however, the Adviser has contractually agreed to waive each month the portion of the Master Fund’s management fee attributable to the assets of the Fund invested in the Master Fund to an annualized rate of 0.00% for so long as the Fund invests substantially all of its assets in the Master Fund. This fee waiver may only be modified by the mutual consent of the Adviser and the Master Fund, including a majority of the trustees of the Master Fund who are not “interested persons” of the Master Fund (as defined in the 1940 Act). The Management Fee relating to the Fund shown above is estimated for the Fund’s current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE
The Fund’s investment objective is to achieve, during the lifetime of the Fund’s shareholders until the Fund Liquidation Date, a high level of monthly distributions while maintaining the safety of the principal amount of the Fund’s investments. There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.
PRINCIPAL INVESTMENT POLICIES
The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government. STRIPS resemble zero coupon bonds, where the investor receives a single payment at maturity. The payments made on the STRIPS held by the Fund represent the specific interest or principal components of the U.S. Treasury notes or bonds to which the STRIPS are related. The Fund will seek to purchase STRIPS that will mature at the appropriate times and in the appropriate amounts to fund its anticipated monthly distributions and share redemptions.
STRIPS do not make periodic interest payments and are initially sold at a discount from their face value at maturity. This discount depends on the time remaining until maturity, as well as prevailing interest rates and the liquidity of the security. The discount typically decreases as the maturity date approaches. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. The Fund will provide written notice to shareholders at least 60 days prior to a change in its 80% policy. When used in this prospectus, descriptions of actions taken or investments made by the Fund include actions taken or investments made by the Master Fund.
Changes to the Fund’s Investment Policies.
The Fund’s investment policies may be changed without shareholder approval unless a policy is identified in this prospectus or in the Statement of Additional Information as “fundamental.” The Fund’s investment objective is designated as fundamental and, as such, cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.

Portfolio Turnover
. The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio).
A
higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance and therefore the performance
of the Fund. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a material portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Risk Factors [Table Text Block]
Special Risk Considerations
An investment in the Fund involves special risk considerations. Potential investors should consider carefully the risks described below, along with the additional risks described under “Investment Objective, Policies and Risks — Risk Considerations” below.
Potential investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, potential investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including their health and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where a potential investor has very serious or life-threatening health problems.
The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “Risk Considerations” below.
Individual Mortality Risk
.
Shareholders who die before distributions have been made on a share sold during the Fund’s initial offering period equal in total to the Initial Purchase Price for the Fund (which the Fund currently expects to be September, 2043) will have their shares redeemed for the redemption price, which may be substantially less than the NAV per share at that time. Shareholders who die once distributions have been made on a share sold during the Fund’s initial offering period equal in total to the Initial Purchase Price for the Fund (which the Fund currently expects to be September, 2043) will have their shares cancelled for no value. In either case, shareholders who die will not be entitled to any further distributions.
No rights or value from the shares, other than the right to receive the redemption price, if any, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death, together with the redemption price, if applicable, will represent an adequate return on that shareholder’s investment.
Individual Shareholder Health Risk
. In order for a shareholder to receive a positive return on an investment in the Fund, the shareholder must live at least long enough to receive total monthly distributions that exceed the price at which they bought the shares.
Shareholders should not invest in the Fund if they have very serious or life-threatening health problems
.
Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date
. The Initial Purchase Price for the Fund is intended to be a price that will give the Fund sufficient assets to fund its anticipated cash flows. Because those cash flows will depend on the mortality rates experienced by investors in the Feeder Funds, the Adviser will use actuarial estimates of mortality rates provided by New York Life to set the Initial Purchase Price. These actuarial estimates will be based on the assumption that investors who view the Feeder Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Master Fund has insufficient assets to make its monthly distributions before the Fund Liquidation Date, however, the Master Fund and the Feeder Funds will liquidate early, and investors will not receive any distributions following the point in time at which the Master Fund ran out of assets.
Additionally, the actuarial estimates used by the Adviser in managing the Fund reflect New York Life’s estimates of the mortality risk faced by individuals sharing the broad demographic characteristics of the investors in the Feeder Funds (for example, age and gender). These estimates are inherently subject to the risk that changes in factors impacting the mortality rates of this population could render the estimates materially inaccurate. For instance, if a breakthrough in medical science, and the affordable and sufficiently timely distribution to a large enough number of shareholders of that breakthrough, dramatically increases the life expectancy of investors in the Feeder Funds, the Fund may run out of assets prior to the Fund Liquidation Date.
As an example of the potential for a medical breakthrough to impact the Feeder Funds, the Centers for Disease Control and Prevention has estimated that the instantaneous, complete and total elimination of all forms of cancer would increase life expectancy by 3.2 years for newborns and by 1.8 years for a
70-year-old.
If (a) this breakthrough occurred 15 years after the launch of the Feeder Funds, (b) the distribution of the breakthrough medication somehow occurred instantly and for free at that exact time to all Americans, and (c) its subsequent impact on shareholder mortality rates was spread evenly over the remaining 10 years of the Feeder Funds’ term, and if there were no other material changes to shareholder mortality rates and interest rates, the Adviser (based on information provided to it by New York Life) has estimated that such a medical breakthrough would cause the Feeder Funds to liquidate in 24.5 years instead of 25 years following the launch of the Feeder Funds.
Due to the novel nature of the Feeder Funds, it is possible that the actuarial estimates of mortality rates provided by New York Life to the Adviser will not accurately predict the mortality rates of the shareholders in the Feeder Funds. To form accurate actuarial estimates for investors in a particular product, actuaries need to make assumptions about the types of individuals who will find a product attractive. For example, purchasers of life insurance may be viewed, as a group, as facing a higher mortality risk than the general public, because they are choosing to purchase a product that pays them if they die. Conversely, annuity purchasers may be viewed, as a group, as facing a lower morality risk than the general public, because they are choosing to purchase a product that pays them if they continue to live. New York Life will provide the Adviser actuarial estimates of mortality rates consistent with the estimates New York Life uses to price income annuities with a refund on the death of the purchaser, based on the assumption that investors who view the Feeder Funds as an attractive investment will be similar in terms of health to investors who view an income annuity with a refund upon death of the investor as an attractive investment. These actuarial estimates reflect the assumption
that the population that purchases
annuities is generally expected to be healthier and live longer than the general population. However, because the Feeder Funds represent a novel investment product, the health of investors
in the Feeder Funds may not be similar to purchasers of annuities with a refund on death. If the health of investors in the Feeder Funds is even better than assumed and therefore investors in the Feeder Funds live materially longer than expected, the Fund may run out of assets prior to the Fund Liquidation Date.
No Insurance Protections Risk
.
The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.
Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. In addition, as described above under “Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date,” shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions.
Zero-Coupon Securities Risk.
The Fund expects to invest a significant amount of its assets in zero-coupon
securities such as STRIPS. Because
zero-coupon
securities pay no interest, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon
securities tend to rise more rapidly in value because they have a fixed rate of return.
Voluntary Early Repurchase Risk.
Shareholders who voluntarily tender their shares for repurchase are subject to the risk that the repurchase price will decline between the date they tender their shares for repurchase and the corresponding repurchase date.
Limited Liquidity
. The shares are
non-transferable.
The only liquidity investors in the Fund can expect is from the planned distributions, the mandatory redemptions upon death, the repurchase offers and upon liquidation of the Fund. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares.
Below NAV Redemptions and Repurchases
. Unlike a traditional investment company, redemptions and repurchases of the shares will occur at prices not based on the NAV per share. The amounts that investors will receive upon death or voluntary repurchase will be less than the NAV per share, and possibly significantly less (including $0).
Interest Rate Risk
. The amount of the Fund’s distributions will not change as interest rates change. If interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. If shareholders were to respond to this increase in rates by tendering their shares to redeploy their capital into such other investment options, the amount they would receive upon repurchase would be less than if interest rates were lower, because the formula used to calculate the repurchase price causes the repurchase price to decline if interest rates increase.
Finite Existence Risk
. Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by the Fund Liquidation Date. Although the Fund will seek to achieve a high level of distributions during the life of the Fund, following the Fund Liquidation Date there will be no further distributions made by the Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.
Inadvertent Distribution Risk
. As described below under “Distributions, Mandatory Redemptions and Share Cancellations — Distributions,” prior to making any distribution, the Adviser will attempt to verify which shareholders in the Feeder Funds have died, and whose shares have therefore become redeemable or cancellable, by using certain publicly available records and databases used by New York Life in connection with its business. The Adviser believes these sources of information to be generally reliable, but it is likely that, from time to time, a distribution will be made to a deceased shareholder prior to that shareholder’s shares in the applicable Feeder Fund being redeemed because the shareholder’s death has not become known to the Adviser. Any inadvertent distribution to a deceased investor in the Feeder Funds will reduce the Master Fund’s assets and increase the possibility that that Master Fund will run out of assets before the Fund makes all of its planned distributions.
Credit Risk
. Securities issued by the U.S. Treasury historically have not had credit-related defaults. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value
.
RISK CONSIDERATIONS
Potential investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, potential investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including their health and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where a potential investor has very serious or life-threatening health problems.
The Fund is subject to the principal risks described above under “Special Risk Considerations” and the additional risks described below. As with any investment company, there is no guarantee that the Fund will achieve its investment objective. An investor could lose part of their investment in the Fund, and the Fund could underperform other investments.
U.S. Government Securities Risk
. The Fund will invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance). U.S. Government Securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for these securities will fluctuate. Although these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. As a result of their credit quality and market liquidity, U.S. Government Securities generally provide a lower current return than obligations of other issuers.
Liquidation Risk
. The Fund expects to liquidate its remaining U.S. Government Securities on the Fund Liquidation Date and distribute the proceeds to surviving investors. Although the types of U.S. Government Securities in which the Fund will invest have historically been liquid, it is possible that due to a market or political disruption around the time of the Fund Liquidation Date, the Fund’s U.S. Government Securities could become illiquid. In that case, the Fund may need to liquidate its securities over a number of trading days, resulting in the Fund’s assets being uninvested for a period of time, or the Fund may receive a price for its securities below what the Adviser believes they would receive in the absence of any disruption.
Management and Operational Risk
; Cyber-Security Risk.
The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.
Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or New York Life, in providing information to the Adviser) as part of the investment process could affect the Fund’s performance. Neither the Adviser nor New York Life, in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Fund that these quantitative analyses, actuarial assumptions or models will accurately reflect the Fund’s performance. See “Inadvertent Distribution Risk” above.

The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the actuarial services provided by New York Life to the Adviser and the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider. In addition, the Adviser’s workforce, as well as the workforces of the Fund’s other service providers and counterparties, may also be adversely affected by the COVID-19 pandemic or efforts to mitigate the pandemic, including government-mandated shutdowns, requests or orders for employees to work remotely, and other social distancing measures, which could result in an adverse impact on the Fund’s ability to conduct its business.
The Fund’s, the Adviser’s, New York Life’s and the Fund’s other service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Fund, the Adviser, or the custodian, Transfer Agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Fund, each of whom could be negatively impacted as a result.
Limited Operating History.
The Fund is a series of a
closed-end
management investment company with no history of operations (other than for actions relating to organization
and registration matters), thus has no meaningful operating or financial data on which potential investors may evaluate the Fund and its performance, and is designed for long-term investors and not as a trading vehicle.
Epidemic and Pandemic Risk.
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results. The impact of COVID-19 or any future public health crisis may also heighten the other risks disclosed in this prospectus.

Changes to the Fund
’
s
Investment Policies
. The Fund’s policies may be changed without shareholder approval unless a policy is identified as “fundamental.”
The
Fund’s investment objective is designated as fundamental and, as such, cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.
Anti-Takeover Provisions.
The Declaration of Trust, together with any amendments thereto, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status.
Tax Risk.
The Fund intends to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt
income and net long-term capital gains, would be taxable to shareholders as dividend income.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Liquidation Rights [Text Block]		All shares have equal rights to the payment of dividends and other distributions and the distribution of assets of the Fund upon liquidation.
Outstanding Securities [Table Text Block]
As of March 31, 2023, the following number of shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount of Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	$80,000,000	$0	$100,000

Outstanding Security, Title [Text Block]			Shares of Beneficial Interest
Outstanding Security, Authorized [Shares]			80,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			100,000
Special Risk Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risk Considerations
An investment in the Fund involves special risk considerations. Potential investors should consider carefully the risks described below, along with the additional risks described under “Investment Objective, Policies and Risks — Risk Considerations” below.
Potential investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, potential investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including their health and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where a potential investor has very serious or life-threatening health problems.
The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “Risk Considerations” below.

Individual Mortality Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Individual Mortality Risk
.
Shareholders who die before distributions have been made on a share sold during the Fund’s initial offering period equal in total to the Initial Purchase Price for the Fund (which the Fund currently expects to be September, 2043) will have their shares redeemed for the redemption price, which may be substantially less than the NAV per share at that time. Shareholders who die once distributions have been made on a share sold during the Fund’s initial offering period equal in total to the Initial Purchase Price for the Fund (which the Fund currently expects to be September, 2043) will have their shares cancelled for no value. In either case, shareholders who die will not be entitled to any further distributions.
No rights or value from the shares, other than the right to receive the redemption price, if any, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death, together with the redemption price, if applicable, will represent an adequate return on that shareholder’s investment.

Individual Shareholder Health Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Individual Shareholder Health Risk
. In order for a shareholder to receive a positive return on an investment in the Fund, the shareholder must live at least long enough to receive total monthly distributions that exceed the price at which they bought the shares.
Shareholders should not invest in the Fund if they have very serious or life-threatening health problems
.

Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date
. The Initial Purchase Price for the Fund is intended to be a price that will give the Fund sufficient assets to fund its anticipated cash flows. Because those cash flows will depend on the mortality rates experienced by investors in the Feeder Funds, the Adviser will use actuarial estimates of mortality rates provided by New York Life to set the Initial Purchase Price. These actuarial estimates will be based on the assumption that investors who view the Feeder Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Master Fund has insufficient assets to make its monthly distributions before the Fund Liquidation Date, however, the Master Fund and the Feeder Funds will liquidate early, and investors will not receive any distributions following the point in time at which the Master Fund ran out of assets.
Additionally, the actuarial estimates used by the Adviser in managing the Fund reflect New York Life’s estimates of the mortality risk faced by individuals sharing the broad demographic characteristics of the investors in the Feeder Funds (for example, age and gender). These estimates are inherently subject to the risk that changes in factors impacting the mortality rates of this population could render the estimates materially inaccurate. For instance, if a breakthrough in medical science, and the affordable and sufficiently timely distribution to a large enough number of shareholders of that breakthrough, dramatically increases the life expectancy of investors in the Feeder Funds, the Fund may run out of assets prior to the Fund Liquidation Date.
As an example of the potential for a medical breakthrough to impact the Feeder Funds, the Centers for Disease Control and Prevention has estimated that the instantaneous, complete and total elimination of all forms of cancer would increase life expectancy by 3.2 years for newborns and by 1.8 years for a
70-year-old.
If (a) this breakthrough occurred 15 years after the launch of the Feeder Funds, (b) the distribution of the breakthrough medication somehow occurred instantly and for free at that exact time to all Americans, and (c) its subsequent impact on shareholder mortality rates was spread evenly over the remaining 10 years of the Feeder Funds’ term, and if there were no other material changes to shareholder mortality rates and interest rates, the Adviser (based on information provided to it by New York Life) has estimated that such a medical breakthrough would cause the Feeder Funds to liquidate in 24.5 years instead of 25 years following the launch of the Feeder Funds.
Due to the novel nature of the Feeder Funds, it is possible that the actuarial estimates of mortality rates provided by New York Life to the Adviser will not accurately predict the mortality rates of the shareholders in the Feeder Funds. To form accurate actuarial estimates for investors in a particular product, actuaries need to make assumptions about the types of individuals who will find a product attractive. For example, purchasers of life insurance may be viewed, as a group, as facing a higher mortality risk than the general public, because they are choosing to purchase a product that pays them if they die. Conversely, annuity purchasers may be viewed, as a group, as facing a lower morality risk than the general public, because they are choosing to purchase a product that pays them if they continue to live. New York Life will provide the Adviser actuarial estimates of mortality rates consistent with the estimates New York Life uses to price income annuities with a refund on the death of the purchaser, based on the assumption that investors who view the Feeder Funds as an attractive investment will be similar in terms of health to investors who view an income annuity with a refund upon death of the investor as an attractive investment. These actuarial estimates reflect the assumption
that the population that purchases
annuities is generally expected to be healthier and live longer than the general population. However, because the Feeder Funds represent a novel investment product, the health of investors
in the Feeder Funds may not be similar to purchasers of annuities with a refund on death. If the health of investors in the Feeder Funds is even better than assumed and therefore investors in the Feeder Funds live materially longer than expected, the Fund may run out of assets prior to the Fund Liquidation Date.

No Insurance Protections Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No Insurance Protections Risk
.
The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.
Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. In addition, as described above under “Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date,” shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions.

Zero-Coupon Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero-Coupon Securities Risk.
The Fund expects to invest a significant amount of its assets in zero-coupon
securities such as STRIPS. Because
zero-coupon
securities pay no interest, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon
securities tend to rise more rapidly in value because they have a fixed rate of return.

Voluntary Early Repurchase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Voluntary Early Repurchase Risk.
Shareholders who voluntarily tender their shares for repurchase are subject to the risk that the repurchase price will decline between the date they tender their shares for repurchase and the corresponding repurchase date.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Liquidity
. The shares are
non-transferable.
The only liquidity investors in the Fund can expect is from the planned distributions, the mandatory redemptions upon death, the repurchase offers and upon liquidation of the Fund. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares.

Below NAV Redemptions and Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below NAV Redemptions and Repurchases
. Unlike a traditional investment company, redemptions and repurchases of the shares will occur at prices not based on the NAV per share. The amounts that investors will receive upon death or voluntary repurchase will be less than the NAV per share, and possibly significantly less (including $0).

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
. The amount of the Fund’s distributions will not change as interest rates change. If interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. If shareholders were to respond to this increase in rates by tendering their shares to redeploy their capital into such other investment options, the amount they would receive upon repurchase would be less than if interest rates were lower, because the formula used to calculate the repurchase price causes the repurchase price to decline if interest rates increase.

Finite Existence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Finite Existence Risk
. Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by the Fund Liquidation Date. Although the Fund will seek to achieve a high level of distributions during the life of the Fund, following the Fund Liquidation Date there will be no further distributions made by the Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Inadvertent Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inadvertent Distribution Risk
. As described below under “Distributions, Mandatory Redemptions and Share Cancellations — Distributions,” prior to making any distribution, the Adviser will attempt to verify which shareholders in the Feeder Funds have died, and whose shares have therefore become redeemable or cancellable, by using certain publicly available records and databases used by New York Life in connection with its business. The Adviser believes these sources of information to be generally reliable, but it is likely that, from time to time, a distribution will be made to a deceased shareholder prior to that shareholder’s shares in the applicable Feeder Fund being redeemed because the shareholder’s death has not become known to the Adviser. Any inadvertent distribution to a deceased investor in the Feeder Funds will reduce the Master Fund’s assets and increase the possibility that that Master Fund will run out of assets before the Fund makes all of its planned distributions.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
. Securities issued by the U.S. Treasury historically have not had credit-related defaults. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value
.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
. The Fund will invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance). U.S. Government Securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for these securities will fluctuate. Although these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. As a result of their credit quality and market liquidity, U.S. Government Securities generally provide a lower current return than obligations of other issuers.

Liquidation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidation Risk
. The Fund expects to liquidate its remaining U.S. Government Securities on the Fund Liquidation Date and distribute the proceeds to surviving investors. Although the types of U.S. Government Securities in which the Fund will invest have historically been liquid, it is possible that due to a market or political disruption around the time of the Fund Liquidation Date, the Fund’s U.S. Government Securities could become illiquid. In that case, the Fund may need to liquidate its securities over a number of trading days, resulting in the Fund’s assets being uninvested for a period of time, or the Fund may receive a price for its securities below what the Adviser believes they would receive in the absence of any disruption.

Management and Operational Risk; Cyber-Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management and Operational Risk
; Cyber-Security Risk.
The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.
Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or New York Life, in providing information to the Adviser) as part of the investment process could affect the Fund’s performance. Neither the Adviser nor New York Life, in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Fund that these quantitative analyses, actuarial assumptions or models will accurately reflect the Fund’s performance. See “Inadvertent Distribution Risk” above.

The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the actuarial services provided by New York Life to the Adviser and the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider. In addition, the Adviser’s workforce, as well as the workforces of the Fund’s other service providers and counterparties, may also be adversely affected by the COVID-19 pandemic or efforts to mitigate the pandemic, including government-mandated shutdowns, requests or orders for employees to work remotely, and other social distancing measures, which could result in an adverse impact on the Fund’s ability to conduct its business.
The Fund’s, the Adviser’s, New York Life’s and the Fund’s other service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Fund, the Adviser, or the custodian, Transfer Agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Fund, each of whom could be negatively impacted as a result.
Limited Operating History.
The Fund is a series of a
closed-end
management investment company with no history of operations (other than for actions relating to organization
and registration matters), thus has no meaningful operating or financial data on which potential investors may evaluate the Fund and its performance, and is designed for long-term investors and not as a trading vehicle.

Epidemic and Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Epidemic and Pandemic Risk.
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results. The impact of COVID-19 or any future public health crisis may also heighten the other risks disclosed in this prospectus.

Changes to the Fund
’
s
Investment Policies
. The Fund’s policies may be changed without shareholder approval unless a policy is identified as “fundamental.”
The
Fund’s investment objective is designated as fundamental and, as such, cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.
Anti-Takeover Provisions.
The Declaration of Trust, together with any amendments thereto, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
The Fund intends to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt
income and net long-term capital gains, would be taxable to shareholders as dividend income.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Vanderbilt Avenue
Entity Address, Address Line Two		65th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
Contact Personnel Name		Stone Ridge Longevity Risk Premium Fixed Income Trust 79M
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	[2]	as a percentage of net assets attributable to the shares

[1]	The Distributor will act as the distributor of the shares on a best efforts basis, subject to various conditions. The Fund may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the sales load with respect to the shares sold by them. The Distributor will not retain any portion of the sales load. The shares are sold subject to a maximum sales load of up to 1.00%. The Selling Agents may, in their sole discretion, reduce or waive the sales load. Investors should direct any questions regarding any reductions or waivers of the sales loads to the relevant Selling Agent.
[2]	Amount assumes that the Fund sells $80,000,000 worth of shares in this offering and that the Fund’s net offering proceeds from those sales equal $80,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $80,000,000 worth of shares.
[3]	Management Fees include fees payable to the Adviser for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Feeder Funds (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.60% of the Master Fund’s average daily total assets less total liabilities, other than any liability represented by outstanding preferred shares. The Unified Management Fee is allocated each day between the Feeder Funds based on the percentage of the total number of shares (adding together common and preferred shares) of the Master Fund held by the applicable Feeder Fund. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management of the Fund — The Adviser” for an explanation of the Unified Management Fee. Only the Management Fee of the Fund is shown. Under the Master Fund’s management agreement, the Adviser is entitled to receive a management fee at the annual rate of 0.60% of the Master Fund’s average daily total assets less total liabilities, other than any liability represented by outstanding preferred shares, as payment for its advisory, supervisory and administrative services to the Master Fund; however, the Adviser has contractually agreed to waive each month the portion of the Master Fund’s management fee attributable to the assets of the Fund invested in the Master Fund to an annualized rate of 0.00% for so long as the Fund invests substantially all of its assets in the Master Fund. This fee waiver may only be modified by the mutual consent of the Adviser and the Master Fund, including a majority of the trustees of the Master Fund who are not “interested persons” of the Master Fund (as defined in the 1940 Act). The Management Fee relating to the Fund shown above is estimated for the Fund’s current fiscal year.
[4]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year and include the Fund’s pro rata share of the Master Fund’s fees and other expenses, including, without limitation, transaction costs, financing costs and other expenses. Please see “Management of the Fund — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee. The estimated amount also assumes the Feeder Funds sell $4,000,000,000 worth of their shares.